BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of current and non-current financial debt

	As of December 31,
Current	2024	2023
Bank overdrafts - principal	150,561	62,453
Bank and other financial entities loans – principal	172,370	543,806
Notes – principal	793,618	501,918
Loans for purchase of equipment	7,855	41,384
Interest and related expenses	183,975	347,023
	1,308,379	1,496,584
Non-current
Notes – principal	1,591,161	2,653,670
Bank and other financial entities loans – principal	166,068	1,061,540
Loans for purchase of equipment	9,668	28,485
Interest and related expenses	434,910	411,821
	2,201,807	4,155,516
Total borrowings	3,510,186	5,652,100

Schedule of nature and movements of financial debt

			Total
	Cash items	Non-cash items	12.31.2024
At the beginning of the year	—	—	5,652,100
Proceeds from borrowings – principal	1,216,127	—	1,216,127
Payment of borrowings – principal	(1,367,407)	—	(1,367,407)
Repurchase of Notes	(32,370)	—	(32,370)
Payment of interests and related expenses	(390,956)	—	(390,956)
Payment of DFI	(5,879)	—	(5,879)
Proceed from bank overdrafts net of payment	243,208	—	243,208
Trade payables cancelled with borrowings	—	28,571	28,571
Accrued interest and other financial cost (*)	—	286,610	286,610
Foreign currency exchange gains (**)	—	(2,059,894)	(2,059,894)
Currency translation adjustments	—	(59,924)	(59,924)
Total at 12/31/24	(337,277)	(1,804,637)	3,510,186

(*)	Not includes $3,350 million corresponding to net income generated by DFI.
(**)	Not includes $(1,332) million corresponding to net losses generated by DFI and others.

			Total
	Cash items	Non-cash items	12.31.2023
At the beginning of the year	—	—	3,880,622
Proceeds from borrowings – principal	876,905	—	876,905
Payment of borrowings – principal	(607,028)	—	(607,028)
Payment of interests and related expenses	(463,776)	—	(463,776)
Payment of DFI	(85,937)	—	(85,937)
Proceed from bank overdrafts net of payment	154,063	—	154,063
Trade payables cancelled with borrowings	—	90,582	90,582
Accrued interest and other financial cost (*)	—	28,480	28,480
Foreign currency exchange gains (**)	—	1,720,991	1,720,991
Currency translation adjustments	—	57,198	57,198
Total at 12/31/23	(125,773)	1,897,251	5,652,100
Total at 12/31/22	(242,421)	(***) (177,361)

(*)	Not includes $3,299 million corresponding to net income generated by DFI.
(**)	Not includes ($61,468) million corresponding to net losses generated by DFI and others.

(***)Includes $88,797 million of new loans that do not represent cash movement.

Schedule of loans agreements of bank and other financing entities loans

		Principal
		residual					Interest	Accounting balance (*)
		nominal value	Maturity				payment	As of December 31,
Entities	Currency	(in millions)	date	Amortization	Interest rate	Spread	date	2024	2023
	US$	—	03/2027	Semiannually		between 4.43% and 7.18%	Semiannually	—	212,997
International Finance Corporation (IFC) (1)	US$	—	Between 08/2024 and 08/2025	Semiannually	Variable annual rate: SOF 6 months	between 5.03% and 5.28%	Semiannually	—	267,906
	US$	—	08/2029 (1)	Semiannually from 08/2024		6.50%	Semiannually	—	408,380
Inter-American Investment Corporation (IIC) (1)	US$	—	12/2024	Semiannually	Variable annual rate: SOF 6 months	6.28%	Semiannually	—	37,450
Inter-American Development Bank (IDB) (2)	US$	99	06/2027	Semiannually	Variable annual rate: SOF 6 months	between 7.18% and 9.18%	Semiannually	123,453	653,184
China Development Bank Shenzhen Branch (CDB) (3)	RMB	882	12/2027	Semiannually	Annual fixed rate of 4.95%	n/a	Semiannually	139,769	313,958
Finnvera	US$	31	Between 11/2025 and 11/2026	Semiannually	Variable annual rate: SOF 6 months	between 1.47% and 1.63%	Semiannually	35,264	97,548

		Principal
		residual					Interest	Accounting balance (*)
		nominal value	Maturity				payment	As of December 31,
Entities	Currency	(in millions)	date	Amortization	Interest rate	Spread	date	2024	2023
Export Development Canadá (EDC) (4)	US$	34	Between 12/2026 and 12/2030	Semiannually	Variable annual rate: SOF 6 months	between 1.63% and 6.65%	Semiannually	40,583	53,465
BBVA		$67	07/2025	Monthly	Annual fixed rate of 47.90%	n/a	Monthly	83	395
PSA Finance Argentina		$147	07/2025	Monthly	Annual fixed rate of 42.90%	n/a	Monthly	184	890
Rombo Compañía Financiera		$118	07/2025	Monthly	Annual fixed rate between 70.9% and 77.9%	n/a	Monthly	151	648
Cisco Systems Capital Corporation (Cisco) (5) and Bank of China (Huawei import) (6)	US$	13.7	between 10/2022 and 11/2026	Quarterly basis	Annual fixed rate between 4.00% and 6.5%	n/a	Quarterly basis	19,177	72,083
			between 01/2025 and 12/2027	Semiannually
		25,000	02/2025		Annual fixed rate of 38.375%	n/a	At maturity date	34,454	—
Banco Nación (7)		$10,000	08/2025	In one installment at maturity date	Annual fixed rate of 35%	n/a	At maturity date	12,594	—
		10,000	09/2025		Annual fixed rate of 32.38%	n/a	At maturity date	12,228	—

(*)These accounting balances include interest and related expenses.

(1)	The Company has used US$508 million ($644,792 million in current currency as of September 30, 2025) of the funds obtained from the Series 21 Notes for the payments and prepayments of the following loans:

- IFC: The Company used funds totaling US$368 million, of which US$342 million was used for the payment of principal and US$26 million for the payment of interest and related expenses. As of December 31, 2024, IFC loans are fully paid.

- IIC: The Company used funds totaling US$140 million, of which US$135 million was for the payment of principal and US$5 million for the payment of interest and related expenses. As of December 31, 2024, loans with IIC are fully paid.

(2)	On October 17, 2023, the Company subscribed two new tranches (5 and 6) under the IDB loan for a total of US$120 million, equivalent to $41,145 million ($154,674 million in current currency as of September 30, 2025), net of issuance expenses for $866 million ($3,256 million in current currency as of September 30, 2025). The funds were used to pay for the 5G spectrum.

In December 2024, the Company has prepaid a part of the loan totaling US$46 million (includes payment of principal and interest), equivalent to $58,590 million in current currency as of September 30, 2025.

(3)	In November 2024, the Company has paid a part of the loan totaling RMB156 million (includes payment of principal and interest), equivalent to $27,811 million in current currency as of September 30, 2025.
(4)	On May 5, 2023, the Company submitted a proposal for an export credit line for a total amount of up to US$50 million to EDC, the official export credit agency of Canada.

The funds received will be used to finance up to 100% of the payments due to “Nokia Solutions and Networks Oy” and/or “Nokia Spain S.A.”, received from August 30, 2022 until November 1, 2024.

During 2024 and 2023, the Company received a disbursement for a total amount of US$11.6 million ($15,818 million in current currency as of September 30, 2025), and U$12.7 million ($18,058 million in current currency as of September 30, 2025), maturing in May 2030. The principal disbursed accrues compensatory interest at a semi-annual SOFR plus a margin of 6.65 percentage points.

(5)	During August 2024, through the liquidation of BOPREAL bonds, the Company prepaid its loan with the supplier for US$18 million (principal of US$17.6 million and interest of US$0.4 million). This negotiation resulted in a reduction of US$1.8 million ($2,321 million in current currency as of September 30, 2025) recognized in “Borrowings renegotiation results” item, within Financial results from borrowings.
(6)	In December 2024, The Company subscribed an equipment loan of US$10.1 million, equivalent to $12,753 million in current currency as of September 30, 2025.
(7)	In the months of August, November and December 2024, the Company subscribed loans totaling $45,000 million ($58,805 million in current currency as of September 30, 2025).

Telecom Argentinas
BORROWINGS
Schedule of notes borrowings

									Accounting
		Amount							balance (*)
		involved		Issuance	Maturity			Interest payment	As of December 31,
Series	Currency	(in millions)		date	date	Amortization	Interest rate	date	2024	2023
1	US$	400	(1)	07/2019	07/2026	In one installment at maturity date	Annual fixed rate of 8.00%	Semiannually	208,951	881,463
5	US$	389	(1) (2)	08/2020	08/2025	In four installments of: 3% at 02/2023 30% at 08/2023 33% at 08/2024 34% at 08/2025	Annual fixed rate of 8.50%	Semiannually	146,646	582,955
8	UVA	134	(3)	01/2021	01/2025	In one installment at maturity date	Annual fixed rate of 4.00%	Semiannually	206,324	165,736
9	US$linked	92		06/2021	06/2024	In one installment at maturity date	Annual fixed rate of 2.75%	Quarterly basis	—	197,528
10	UVA	127		12/2021	06/2025	In one installment at maturity date	0%	n/a	200,802	155,702
12	US$linked	23		03/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	129,708	226,462
	US$linked	75		08/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis
14	US$linked	62.4		02/2023	02/2028	In one installment at maturity date	Fixed rate of 1.00%	Quarterly basis	78,625	134,008
15	US$linked	87.4	(4)	06/2023	06/2026	In one installment at maturity date	0%	n/a	118,475	212,760
16	US$linked	180.4	(5)	07/2023	07/2025	In one installment at maturity date	0%	n/a	237,836	440,501
18	UVA	75	(6)	11/2023	11/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	140,443	115,216
19	US$linked	34.6	(7)	11/2023	11/2026	In one installment at maturity date	0%	n/a	106,415	208,067
		30.9	(7)	12/2023	11/2026
20	US$linked	59.7	(8)	06/2024	06/2026	In one installment at maturity date	Annual fixed rate of 5%	Quarterly basis	105,392	—
		21.6	(8)	06/2024	06/2026
		500	(1)	07/2024	07/2031
21	US$	115.3	(1)	07/2024	07/2031	In three installments of: 33% at 07/2029 33% at 07/2030 34% at 07/2031.	Annual fixed rate of 9.50%	Semi-annual	1,066,313	—
		1.9	(1)	08/2024	07/2031
		200	(1)	10/2024	07/2031
22	US$ linked	33.7	(9)	08/2024	02/2026	In one installment at maturity date	Annual fixed rate of 2%	Quarterly basis	42,620	—
23	US$	75	(10)	11/2024	11/2028	In one installment at maturity date	Annual fixed rate of 7%	Quarterly basis	94,661	—

(*)These accounting balances include interest and related expenses.

(1)	Series 21 Notes: In June 2024, the Company issued US$500 million, the subscription price was under par, so at the date of issuance, the Company obtained, net of issuance costs, US$493 million ($648,368 million in current currency as of September 30, 2025). In July and August 2024, the Company exchanged US$115.3 million ($ 146,419 million in current currency as of September 30, 2025) and US$ 1.9 million ($ 2,500 million in current currency as of September 30, 2025), respectively, of Series 21 Notes for part of its Series 1 Notes maturing in 2026. This transaction was recognized as a debt extinguishment, recognizing a gain of $312 million that is included in “Borrowings renegotiation results,” item, within Financial results from borrowings. In October 2024, the additional issuance of US$200 million, which subscription price was above par, so as of the issuance date, the Company obtained net funds from issuance expenses amounting to US$211 million (equivalent to $268,253 million in current currency as of September 30, 2025). The Company used funds amounting to US$704 million to the payment, repayment, payment of principal and interest of the following borrowings: a) IFC for US$342 million, b) IIC for US$135 million; c) payment of interest and related expenses for US$31 million, d) repurchase of Series 5 Notes for US$20 million (we recognized a gain on the repurchase of Notes of $496 million was recognized, which is included in the line “Repurchase of Notes” within “Financial results from borrowings”), e) prepayment of part of the principal and payment of interest of Series 1 Notes for US$133 million; f) payment of capital and interest of Series 8 Notes for US$5 million; and g) payment of interest of Series 21 Notes for US$38 million.

As of December 31, 2024, after the payments made with the funds of Series 21 Notes, the outstanding principal of Series 1 Notes amounts to US$162.7 million.

(2)	Series 5: On August 6, 2024, the Company paid a part of principal on the Series 5 Notes for US$128.3 million ($163,242 million in current currency as of September 30, 2025) was made. As of December 31, 2024, after the cancellations made, the nominal residual capital of ON 5 amounts to US$73.2 million.
(3)	Series 8 Notes: In December 2024, the Company repurchased Series 5 Notes for $7,136 million, for which it recognized a gain on the repurchase of Notes of $65 million, which is included in the line “Repurchase of Notes” within “Financial results from borrowings.”
(4)	Series 15 Notes: The subscription price was above par, so that on the date of issuance, its value was $24,474 million ($134,339 million in current currency as of September 30, 2025), equivalent to US$102.3 million without considering the issuance expenses.
(5)	Series 16 Notes: The subscription price was above par, so that on the date of issuance, its value was $57,186 million ($301,265 million in current currency as of September 30, 2025), equivalent to US$213.2 million without considering the issuance expenses.
(6)	Series 18 Notes, the subscription price was above par, so that on the date of issuance, its value was $37,435 million ($124,746 million in current currency as of September 30, 2025), equivalent to US$213.2 million, of which the Company received funds for $56,906 million ($79,214 million in current currency as of September 30, 2025) and $13,512 million ($45,026 million in current currency as of September 30, 2025) (equivalent to 34.1 million UVAs of nominal value) through the exchange of a portion of Series 7 Notes, net of issuance expenses for $151 million ($505 million in current currency as of September 30, 2025).

(7)	Series 19 Notes, the subscription price was above par, so that on the date of issuance, its value was $17,058 million ($56,843 million in current currency as of September 30, 2025), equivalent to US$48.3 million without considering the issuance expenses. For the additional Series 19 Notes, the subscription price was above par, so that on the date of issuance, its value was $18,102 million ($48,079 million in current currency as of September 30, 2025), equivalent to US$49.9 million without considering the issuance expenses.
(8)	Series 20 Notes: the subscription price was above par. The Company issued Notes for a nominal value of $55,619 million, equivalent to US$59.7 million. Of the total issued, the Company obtained proceeds net of issuance expenses of $46,210 million ($68,272 million in current currency as of September 30, 2025), equivalent to US$51.8 million, and an non cash proceed of $9,128 million ($13,486 million in current currency as of September 30, 2025), equivalent to US$9.8 million, was made through the exchange of a portion of the Series 9 Notes. This transaction was recognized as a debt extinguishment, recognizing a gain of $0.5 million that is included in “Borrowings renegotiation results” item, within Financial results from borrowings.

Series 20 Notes additional issuance, the subscription price was above par. The Company obtained proceeds net of issuance expenses of $20,225 million ($29,880 million in current currency as of September 30, 2025), equivalent to US$21.6 million.

(9)	Series 22 Notes: The subscription price was above par. The Company issued Notes for a nominal value of $31,732 million equivalent to US$33.7 million. Of the total issuance, the Company obtained proceeds net of issuance expenses of $31,574 million ($43,167 million in current currency as of September 30, 2025).
(10)	Series 23 Notes: The subscription price was above par. The Company issued Notes for a nominal value of US$75 million. Of the total issuance, the Company obtained proceeds net of issuance expenses of US$74.7 million ($94,448 million in current currency as of September 30, 2025).

Nucleo
BORROWINGS
Schedule of notes borrowings

		Amount					Interest	Accouting balance (*)
		involved	Issuance	Maturity			payment	As of December 31,
Series	Currency	(in millions)	date	date	Amortization	Interest rate	date	2024	2023
1	Gs.	120,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	—	35,149
2	Gs.	30,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	—	8,753
3	Gs.	100,000	03/2020	03/2025	In one installment at maturity date	Annual fixed rate of 8.75%	Quarterly basis	16,174	29,327
4	Gs.	130,000	03/2021	01/2028	In one installment at maturity date	Annual fixed rate of 7.10%	Quarterly basis	21,351	38,666
5	Gs.	120,000	03/2021	01/2031	In one installment at maturity date	Annual fixed rate of 8.00%	Quarterly basis	19,729	35,729

(*)These accounting balances include interest and related expenses.